REVENUE (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 72,629	$ 81,413	$ 285,391	$ 191,807
Credit facility percentage	0.487%		0.487%
Credit facility current borrowing capacity	$ 600		$ 600
Customer advances	1,470		122	255
Advances from GOES [Member]
Disaggregation of Revenue [Line Items]
Customer advances	1,500		7,000
Customer advances			0	7
Athena ATMs [Member]
Disaggregation of Revenue [Line Items]
Revenues	69,500	78,600	274,954	171,399
White-labeled ATMs [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 500	$ 1,300	$ 4,845	$ 5,071